SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of options activities

A summary of options activities during the year ended December 31, 2023 is presented below:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at January 1, 2023	3,618,346	0.01	13.98	5.75	88,310
Granted	—	—	—
Exercised	(1,070,806)	0.01	14.17
Forfeited	(657,826)	0.01	13.05
Cancelled	(703,200)	0.01	12.72
Options outstanding at December 31, 2023	1,186,514	0.01	15.08	5.13	45,731
Options vested and expected to vest as of December 31, 2023	1,186,514	0.01	15.08	5.13	45,731
Options exercisable as of December 31, 2023	—	—	—	—	—

Summary of the RSUs activity

A summary of the RSUs activity during the year ended December 31, 2023 is presented below:

RSUs
Unvested balance at January 1, 2023	5,420,374
Granted	1,386,327
Vested	(1,427,285)
Forfeited	(543,757)
Cancelled	—
Unvested balance at December 31, 2023	4,835,659